Janus Investment Fund

INTECH Global Dividend Fund
INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund

Supplement dated January 28, 2014
to Currently Effective Prospectuses

The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectus.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Please check the Funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Global Dividend Fund
INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund

Supplement dated January 28, 2014
to Currently Effective Statement of Additional Information

The following replaces in its entirety the third bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (for all Funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all Funds except those subadvised by INTECH) may include the percentage of contribution/detraction to Fund performance.

Please check the Funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.